Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 1,848,000	$ 51,000	$ 3,512,000	$ 182,000	$ 2,940,000	$ 945,000
Cost of revenue	1,212,000	46,000	2,347,000	148,000	335,000	294,000
Gross profit	636,000	5,000	1,165,000	34,000	2,605,000	651,000
Operating expenses:
Selling, general and administrative	1,787,000	1,122,000	3,587,000	2,911,000	5,611,000	4,313,000
Research and development	101,000	243,000	222,000	539,000	1,420,000	588,000
Total operating expenses	1,888,000	1,365,000	3,809,000	3,450,000	7,031,000	4,901,000
Operating loss	(1,252,000)	(1,360,000)	(2,644,000)	(3,416,000)	(4,426,000)	(4,250,000)
Other income (expense):
Interest expense	(1,948,000)	(1,177,000)	(3,589,000)	(2,302,000)	(4,719,000)	(3,010,000)
Change in contingent earn-out liability						514,000
Change in fair value of embedded conversion option liability	1,284,000	(481,000)	347,000	(1,177,000)	(2,427,000)	(198,000)
Loss on extinguishment of debt		(129,000)		(233,000)	(233,000)	(246,000)
Other income (expense), net	7,000	214,000	51,000	334,000	401,000	(1,000)
Total other expense, net	(657,000)	(1,573,000)	(3,191,000)	(3,378,000)	(6,978,000)	(2,941,000)
Net loss before income tax provision					(11,404,000)	(7,191,000)
Income tax expense
Net loss	(1,909,000)	(2,933,000)	(5,835,000)	(6,794,000)	(11,404,000)	(7,191,000)
Preferred stock dividends	(33,000)	(24,000)	(66,000)	(47,000)	(106,000)	(89,000)
Beneficial conversion dividend on preferred stock						(943,000)
Net loss attributable to common stockholders	$ (1,942,000)	$ (2,957,000)	$ (5,901,000)	$ (6,841,000)	$ (11,510,000)	$ (8,223,000)
Loss per common share attributable to common stockholders – basic and diluted	$ (0.16)	$ (0.56)	$ (0.54)	$ (1.47)	$ (0.04)	$ (0.09)
Weighted average shares outstanding - basic and diluted	12,473,397	5,294,906	10,887,308	4,643,935	306,245	96,602